Notes Payable - Schedule of Outstanding Debt (Details) - Notes Payable $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Outstanding principal	$ 38,866
Unamortized discount	(571)
Total	$ 38,295